SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2019, 2020 and 2021 presented were as follows:

	Year ended December 31, 2019
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	1,136,017	834,295	9,223	195,843	–	2,175,378
Operating income (loss)	529,524	(1,131,771)	(116,309)	(39,864)	(132,812)	(891,232)
Non-operating loss, net						(477,387)
Income tax expense						(85,864)
Share of results of equity investees						(3,239)
Net loss						(1,457,722)

	Year ended December 31, 2020
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	2,015,972	2,167,149	60,785	131,758	–	4,375,664
Operating income (loss)	1,016,793	(1,442,593)	(520,075)	(49,006)	(308,444)	(1,303,325)
Non-operating loss, net						(179,913)
Income tax expense						(141,640)
Share of results of equity investees						721
Net loss						(1,624,157)

	Year ended December 31, 2021
	Digital Entertainment $	E-Commerce $	Digital Financial Services $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	4,320,013	5,122,959	469,774	42,444	–	9,955,190
Operating income (loss)	2,500,081	(2,766,566)	(640,422)	(177,633)	(498,520)	(1,583,060)
Non-operating loss, net						(132,124)
Income tax expense						(332,865)
Share of results of equity investees						5,019
Net loss						(2,043,030)

(1)
Unallocated expenses are mainly relating to share-based compensation, general and corporate administrative costs, such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year Ended December 31,
	2019 $	2020 $	2021 $
Revenue
Southeast Asia	1,378,141	2,791,894	6,316,782
Latin America	282,618	790,308	1,850,861
Rest of Asia	489,291	655,007	1,394,342
Rest of the world	25,328	138,455	393,205
Consolidated revenue	2,175,378	4,375,664	9,955,190

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease right-of-use assets and intangible assets.

	As of December 31,
	2020 $	2021 $
Long-lived assets
Southeast Asia	509,922	1,412,748
Rest of Asia	128,285	262,978
Rest of the world	22,522	56,434
	660,729	1,732,160